UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number	811-06103

Investors Cash Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	3/31

Date of reporting period:	3/31/2010

ITEM 1.	REPORT TO STOCKHOLDERS

Central Cash Management Fund

Annual Report
to Shareholders

March 31, 2010

Contents

  3 Portfolio Management Review

6 Information About Your Fund's Expenses

8 Portfolio Summary

9 Investment Portfolio

13 Financial Statements

16 Financial Highlights

17 Notes to Financial Statements

21 Report of Independent Registered Public Accounting Firm

22 Tax Information

23 Investment Management Agreement Approval

26 Summary of Management Fee Evaluation by Independent Fee Consultant

27 Board Members and Officers

32 Account Management Resources

This report must be preceded or accompanied by an offering circular. To obtain an offering circular, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The offering circular contains this and other important information about the fund. Please read the offering circular carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in the fund may have a significant adverse effect on the share price of the fund. See the offering circular for specific details regarding the fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

Market Overview

The views expressed in the following discussion reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

By the fall of 2009, it became increasingly clear that a series of unprecedented initiatives by the US Federal Reserve Board (the Fed) and the US Treasury had markedly improved investor sentiment and the overall tone of the financial markets. Liquidity was gradually restored in the short end of the money market yield curve as yield spreads returned to more accustomed levels, and credit markets functioned more efficiently.1,2 In line with the recovery in the markets in 2009, short-term interest rates declined. The US economy continued to improve as we saw the beginnings of a turnaround for employment, consumer confidence and the housing market.

At the end of the first quarter of 2010, the money market yield curve began to change configuration as — for the first time in 12 months — short-term money market rates rose across the board. The increase in rates came largely in response to Congress' raising of the nation's debt ceiling and political and budgetary concerns within the euro zone, especially in Greece. The rise in money market yields was fairly slight, but it seemed to many observers that these rates — which had been extremely low for an extended period — were normalizing somewhat.

1 "Spread" refers to the excess yield various fixed-income or money market securities or sectors offer over each other at similar maturities. When spreads widen, yield differences are increasing between securities in the two sectors being compared. When spreads narrow, the opposite is true.
2 The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Portfolio Performance (as of March 31, 2010)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

7-Day Current Yield
March 31, 2010	.16%*

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding.

* The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements, the 7-day yield would have been 0.07% as of March 31, 2010.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield for the fund during its initial annual period. (All performance is historical and does not guarantee future results. Yields fluctuate and are not guaranteed.)

In managing the portfolio, we have focused mainly on overnight repurchase agreements as overnight yields have risen somewhat and firmed up. We are holding off on extending the fund's maturity until the direction of short-term rates becomes clearer.

Negative Contributors to Fund Performance

The types of securities that we were investing in during the period tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Though money market yields have risen slightly in 2010, we continue to foresee an artificially low interest rate environment in the near term because of a declining money market supply and a large number of money market issues maturing with principal that needs to be reinvested. The market is awaiting the removal of the "extended period" (of near-zero short-term rates) language from the Federal Open Market Committee's public statements for a clear signal that the Fed's rate policy is changing in response to an improving US economy.

Another factor that should influence yield levels going forward is the new set of money market fund guidelines from the Securities & Exchange Commission (SEC) being phased in from May through December 2010. The new SEC guidelines cover a number of areas, including fund average maturity, liquidity requirements and fund operations. We believe that these regulations will tend to steepen the money market yield curve (i.e., steadily higher yields for longer maturities) as more funds maintain shorter average maturity in line with the new rules.

We continue our insistence on the highest degree of principal safety possible within the fund. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 2, 2009 to March 31, 2010).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the period ended March 31, 2010
Actual Fund Return*
Beginning Account Value 10/2/09	$ 1,000.00
Ending Account Value 3/31/10	$ 1,001.00
Expenses Paid per $1,000**	$ .10
Hypothetical 5% Fund Return
Beginning Account Value 10/2/09	$ 1,000.00
Ending Account Value 3/31/10	$ 1,024.70
Expenses Paid per $1,000**	$ .10
* For the period from October 2, 2009 (commencement of operations) to March 31, 2010.
** Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days since the commencement of the Fund (October 2, 2009), then divided by 365.
Annualized Expense Ratio
Central Cash Management Fund	.02%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio)	3/31/10

Government & Agency Obligations	52%
Repurchase Agreements	39%
Commercial Paper	9%
100%
Weighted Average Maturity

Central Cash Management Fund	58 days

Asset allocation and weighted average maturity are subject to change. For more complete details about the Fund's holdings, see page 9. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of March 31, 2010

	Principal Amount ($)	Value ($)

Commercial Paper 9.1%
Issued at Discount**
Straight-A Funding LLC:
144A, 0.14%, 4/5/2010	7,500,000	7,499,883
144A, 0.17%, 4/5/2010	15,000,000	14,999,717
144A, 0.17%, 4/19/2010	30,000,000	29,997,450
144A, 0.2%, 6/7/2010	50,000,000	49,981,389
144A, 0.22%, 6/9/2010	25,891,000	25,880,082
Total Commercial Paper (Cost $128,358,521)		128,358,521

Government & Agency Obligations 52.1%
Other Government Related 2.5%
Bank of America NA, Series 1, FDIC Guaranteed, 0.458%*, 12/23/2010	3,500,000	3,507,006
Citigroup Funding, Inc., FDIC Guaranteed, 0.349%*, 7/30/2010	20,750,000	20,762,735
The Goldman Sachs Group, Inc., FDIC Guaranteed, 0.752%*, 12/3/2010	10,500,000	10,542,316
		34,812,057
US Government Sponsored Agencies 42.7%
Federal Farm Credit Bank:
0.14%*, 6/7/2011	5,000,000	4,997,604
0.15%*, 11/4/2010	8,000,000	8,000,000
0.39%, 12/1/2010	6,500,000	6,500,000
2.75%, 5/4/2010	26,000,000	26,045,754
Federal Home Loan Bank:
LIBOR minus 0.26%, 0.0%*, 4/1/2010	12,500,000	12,500,000
0.01%**, 4/1/2010	5,412,000	5,412,000
0.092%**, 4/9/2010	4,779,000	4,778,894
0.111%*, 7/15/2011	50,000,000	49,967,289
0.12%*, 5/26/2011	38,000,000	38,000,000
0.25%, 12/21/2010	10,000,000	9,993,019
0.4%, 1/4/2011	3,500,000	3,499,590
0.45%, 10/28/2010	4,000,000	4,002,465
0.5%, 10/18/2010	10,000,000	10,006,901
0.5%, 10/25/2010	6,500,000	6,501,980
0.5%, 10/29/2010	4,330,000	4,334,568
0.5%, 11/12/2010	5,000,000	5,000,710
0.8%, 4/23/2010	8,000,000	8,000,000
4.7%, 8/10/2010	5,000,000	5,077,943
4.75%, 8/13/2010	2,000,000	2,032,263
5.25%, 6/11/2010	11,200,000	11,308,294
5.375%, 6/11/2010	40,505,000	40,906,112
Federal Home Loan Mortgage Corp.:
0.144%**, 4/6/2010	4,000,000	3,999,906
0.158%**, 6/14/2010	25,000,000	24,991,778
0.178%**, 6/24/2010	31,464,000	31,450,785
0.179%**, 8/3/2010	15,000,000	14,990,700
0.198%**, 7/2/2010	20,000,000	19,989,778
0.198%**, 7/9/2010	10,000,000	9,994,500
0.199%**, 8/17/2010	7,500,000	7,494,250
0.208%**, 7/6/2010	8,000,000	7,995,520
0.209%**, 8/20/2010	8,000,000	7,993,420
0.238%**, 7/12/2010	7,000,000	6,995,240
0.299%*, 1/28/2011	5,000,000	5,006,849
4.125%, 10/18/2010	10,000,000	10,208,500
5.125%, 8/23/2010	7,520,000	7,663,212
6.875%, 9/15/2010	34,142,000	35,154,107
Federal National Mortgage Association:
0.093%**, 5/4/2010	5,000,000	4,999,565
0.109%**, 6/1/2010	10,000,000	9,998,136
0.161%**, 4/19/2010	4,000,000	3,999,660
0.167%**, 5/24/2010	8,000,000	7,997,998
0.187%**, 6/1/2010	15,000,000	14,995,171
0.208%**, 6/23/2010	8,000,000	7,996,127
0.208%**, 7/1/2010	30,000,000	29,984,075
0.248%**, 9/1/2010	5,000,000	4,994,687
0.309%**, 12/20/2010	5,000,000	4,988,676
0.328%**, 9/20/2010	15,000,000	14,976,350
0.348%**, 10/1/2010	4,000,000	3,992,883
0.369%**, 12/1/2010	12,000,000	11,969,907
0.388%**, 10/25/2010	15,000,000	14,966,362
0.408%**, 11/15/2010	6,500,000	6,483,122
		603,136,650
US Treasury Obligations 6.9%
US Treasury Bills:
0.165%**, 8/26/2010	5,000,000	4,996,631
0.24%**, 9/16/2010	21,900,000	21,875,472
US Treasury Notes:
1.5%, 10/31/2010	16,500,000	16,605,657
2.75%, 7/31/2010	54,082,000	54,521,345
		97,999,105
Total Government & Agency Obligations (Cost $735,947,812)		735,947,812

Repurchase Agreements 38.7%
Banc of America Securities LLC, 0.02%, dated 3/31/2010, to be repurchased at $46,046,947 on 4/1/2010 (a)	46,046,921	46,046,921
The Goldman Sachs & Co., 0.01%, dated 3/31/2010, to be repurchased at $499,483,554 on 4/1/2010 (b)	499,483,415	499,483,415
Total Repurchase Agreements (Cost $545,530,336)		545,530,336
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,409,836,669)+	99.9	1,409,836,669
Other Assets and Liabilities, Net	0.1	1,939,286
Net Assets	100.0	1,411,775,955
+ The cost for federal income tax purposes was $1,409,836,669.
* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2010.
** Annualized yield at time of purchase; not a coupon rate.
(a) Collateralized by $47,245,924 Federal National Mortgage Association with various coupon rates from 4.5-5.0%, with various maturities on 12/25/2035-4/25/2040 with a value of $46,967,860.
(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
131,471,977	Federal Home Loan Mortgage Corp.	4.0-5.5	10/15/2022- 3/15/2040	136,447,228
43,782,348	Federal Home Loan Mortgage Corp. — Interest Only	2.278-5.0	12/15/2022- 3/15/2039	5,615,921
38,329,637	Federal Home Loan Mortgage Corp. — Principal Only	Zero Coupon	9/15/2032- 4/15/2039	29,353,683
253,172,014	Federal National Mortgage Association	4.0-10.0	11/25/2032- 3/25/2049	242,144,773
109,586,140	Federal National Mortgage Association — Interest Only	4.5-6.0	8/25/2027- 3/25/2040	18,264,457
91,558,443	Federal National Mortgage Association — Principal Only	Zero Coupon	4/25/2040	77,647,022
Total Collateral Value				$ 509,473,084

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London InterBank Offered Rate

Principal Only: Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (c)	$ —	$ 864,306,333	$ —	$ 864,306,333
Repurchase Agreements	—	545,530,336	—	545,530,336
Total	$ —	$ 1,409,836,669	$ —	$ 1,409,836,669
(c) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of March 31, 2010
Assets
Investments: Investments in securities, at value (cost $864,306,333)	$ 864,306,333
Repurchase agreements, at value (cost $545,530,336)	545,530,336
Total investments, at value (cost $1,409,836,669)	1,409,836,669
Cash	3,005
Interest receivable	1,985,172
Deferred offering expenses	8,836
Due from Advisor	45,242
Other assets	6,365
Total assets	1,411,885,289
Liabilities
Other accrued expenses and payables	109,334
Total liabilities	109,334
Net assets, at value	$ 1,411,775,955
Net Assets Consist of:
Undistributed net investment income	56,592
Accumulated net realized gain (loss)	10,183
Paid-in capital	1,411,709,180
Net assets, at value	$ 1,411,775,955
Net Asset Value
Net Asset Value, offering and redemption price per share ($1,411,775,955 ÷ 1,411,015,254 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the period ended March 31, 2010*
Investment Income
Income: Interest	$ 1,513,104
Expenses: Administration fee	671,922
Services to shareholders	28,791
Reports to shareholders	8,053
Custodian fee	22,785
Legal fees	13,733
Audit fee	53,747
Trustees' fees and expenses	15,686
Organization and offering expenses	8,598
Other	4,313
Total expenses before expense reductions	827,628
Expense reductions	(661,322)
Total expenses after expense reductions	166,306
Net investment income	1,346,798
Net realized gain (loss)	10,183
Net increase (decrease) in net assets resulting from operations	$ 1,356,981
* For the period from October 2, 2009 (commencement of operations) to March 31, 2010.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Period Ended March 31, 2010*
Operations: Net investment income	$ 1,346,798
Net realized gain	10,183
Net increase (decrease) in net assets resulting from operations	1,356,981
Distribution to shareholders from: Net investment income	(1,290,206)
Fund share transactions: Proceeds from shares sold	9,582,004,354
Net assets acquired in tax-free reorganization	1,311,718,289
Reinvestment of distributions	1,290,206
Cost of shares redeemed	(9,483,303,769)
Net increase (decrease) in net assets from Fund share transactions	1,411,709,080
Increase (decrease) in net assets	1,411,775,855
Net assets at beginning of period (initial capital)	100
Net assets at end of period	$ 1,411,775,955
Other Information:
Shares sold	9,582,004,354
Shares issued in tax-free reorganization	1,311,024,363
Shares issued in reinvestment of distributions	1,290,206
Shares redeemed	(9,483,303,769)
Net increase (decrease) in Fund shares	1,411,015,154
Initial capital	100
Shares outstanding at end of period (including undistributed net investment income of $56,592)	1,411,015,254
* For the period from October 2, 2009 (commencement of operations) to March 31, 2010.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

2010[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00
Income (loss) from investment operations: Net investment income	.001
Net realized gain (loss)	.000***
Total from investment operations	.001
Less distributions from: Net investment income	(.001)
Net asset value, end of period	$ 1.00
Total Return (%)[b]	.10**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,412
Ratio of expenses before expense reductions (%)	.12*
Ratio of expenses after expense reductions (%)	.02*
Ratio of net investment income (%)	.20*
[a] For the period from October 2, 2009 (commencement of operations) to March 31, 2010.
[b] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Investors Cash Trust (the "Trust'') is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), and is organized as a Massachusetts business trust. Central Cash Management Fund (the "Fund''), a diversified open-end management investment company, is a series of the Trust and is currently used exclusively as a cash sweep vehicle for the DWS Funds.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax year as of March 31, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax return for the fiscal year remains open subject to examination by the Internal Revenue Service.

Distributions of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At March 31, 2010, the Fund's components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income*	$ 75,086

During the period ended March 31, 2010, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

2010
Distributions from ordinary income*	$ 1,290,206
* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Offering Costs. Offering costs for the Fund were paid in connection with the offering of shares and are being amortized over one year.

Other. Investment transactions are accounted for on a trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. The Advisor will receive no management fee from the Fund.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

Pursuant to an agreement between DIMA and State Street Bank and Trust Company, DIMA has delegated certain administrative functions to State Street Bank and Trust Company. The costs and expenses of such delegation are borne by DIMA, not by the Fund.

The Advisor has contractually agreed to waive the Administration Fee through September 30, 2011, except that the Fund will reimburse the Advisor for any fees and expenses it pays to State Street Bank and Trust Company for fund accounting services delegated to State Street pursuant to the Administrative Services Agreement. The waiver will continue from year to year thereafter unless the Board of Trustees approves the modification or elimination of the waiver.

Accordingly, for the period from October 2, 2009 (commencement of operations) to March 31, 2010, the fee pursuant to the Administration Services Agreement aggregated $671,922, of which $661,322 was waived, resulting in an annualized effective rate of less than 0.01% of the Fund's average daily net assets.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the period from October 2, 2009 (commencement of operations) to March 31, 2010, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $4,754, of which $4,325 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

C. Line of Credit

Effective April 1, 2010, the Fund joins other affiliated funds (the "Participants") that share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

D. Acquisition of Assets

On October 2, 2009, the Fund acquired all of the net assets of Cash Management QP Trust. The primary reason for the acquisition was to consolidate into a cash sweep vehicle for DWS Funds that provides a high level of current income consistent with liquidity and the preservation of capital. The acquisition was accomplished by a tax-free exchange of 1,311,024,363 shares of Cash Management QP Trust for 1,311,024,363 shares of the Fund outstanding on October 2, 2009. For financial reporting purposes, the net assets received and shares issued by the Fund were recorded at amortized cost which approximates fair value.

Cash Management QP Trust's net assets at that date, $1,311,718,289, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $100. The combined net assets of the Fund immediately following the acquisition were $1,311,718,389.

The financial statements reflect the operations of the Fund for the period prior to the acquisition and the combined Fund for the period subsequent to the fund merger.

E. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to year end and has determined that there were no material events that would require disclosure in the Fund's financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Investors Cash Trust and Shareholders of Central Cash Management Fund:

We have audited the accompanying statement of assets and liabilities of Central Cash Management Fund (the "Fund"), a series of Investors Cash Trust (the "Trust"), including the investment portfolio, as of March 31, 2010 and the related statements of operations, changes in net assets and the financial highlights for the period from October 2, 2009 (commencement of operations) to March 31, 2010. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Central Cash Management Fund at March 31, 2010, the results of its operations, the changes in its net assets, and the financial highlights for the period from October 2, 2009 (commencement of operations) to March 31, 2010, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts May 26, 2010

Tax Information (Unaudited)

A total of 34% of the dividends distributed during the fiscal year was derived from interest on US government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the Fund's initial investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in July 2009.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In July 2009, all but one of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate substantial time to contract review matters.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees reviewed the Contract Committee's findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board reviewed the nature, quality and extent of the portfolio management, administrative and other services to be provided by DWS. The Board considered the terms of the Agreement, including the scope of services to be provided under the Agreement. The Board also considered information regarding DWS, including its personnel (including in particular those personnel with responsibilities for providing services to the Fund), resources, policies and investment processes. The Board noted that DWS is part of Deutsche Bank, a major global banking institution, and believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources. Because the Fund had not yet commenced operations, no information relating to the Fund's past performance could be considered by the Board. The Board did consider DWS's experience with managing other similar funds.

Fees and Expenses. The Board considered that DWS would not receive an investment management fee from the Fund, but would receive investment management fees from other DWS Funds that invest in the Fund. The Board also considered the Fund's estimated operating expense ratio, including DWS's commitment to waive its administrative services fees except to the extent necessary to reimburse DWS for fund accounting fees paid to third parties. The Board also considered the IFC Report in its deliberations regarding the Fund. The Board was advised by DWS and the independent fee consultant that Lipper does not track "cash sweep" vehicles and other similar funds not marketed to third parties.

Profitability. Because the Fund had not yet commenced operations, no information regarding DWS's costs and profits from providing investment management services to the Fund could be considered by the Board. The Board did review and consider the fees to be paid to and services to be provided by DWS and its affiliates with respect to investment management services, administrative services, fund accounting, shareholder servicing and distribution. The Board also considered the entrepreneurial risk associated with launching a new fund. The Board considered these fees and services in light of its experience with other funds managed by DWS.

Economies of Scale. Given the uncertainty regarding the Fund's size and related operating costs, the Board deferred evaluation of the economies of scale to a future date.

Other Benefits to DWS and Its Affiliates. The Board considered the character and amount of other incidental benefits received by DWS and its affiliates, including fees to be received by DWS for administrative services provided to the Fund.

DWS's commitment to and record of compliance, including its written compliance policies and procedures. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously (including the Independent Trustees) determined that the approval of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 1, 2009

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Scudder Funds and have as part of my duties evaluated the reasonableness of the proposed management fees to be charged by DeAM to the DWS Central Cash Management Fund (an internal cash management vehicle to be invested in by other DWS funds only). My evaluation considered the following:

• Management fees charged by other mutual fund companies for like services, which included review of the management fees proposed for this Fund, including proposed waivers reducing the fee to zero.

• Management fees charged to institutional and other clients of DeAM for like services, including the fees and expenses of the cash management vehicle it would replace.

• Costs to DeAM and its affiliates of supplying services pursuant to the management agreements and profit margins from supplying such services. While this will be a new fund with no profitability information, the proposed arrangements provide no revenue to DeAM.

• Possible economies of scale as the Fund grows larger, noting that the Fund as proposed would pay no fee and only other expenses as incurred.

• The nature and quality of DEAM's services, including the DWS Fund's performance. This is a new fund, so performance and other service evaluations are not possible. DeAM has staffed the fund's management with individuals having appropriate education and experience.

Based on the foregoing considerations, in my opinion the proposed fees and expenses for the DWS Central Cash Management Fund are reasonable.

Thomas H. Mack

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust as of March 31, 2010. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Paul K. Freeman, Independent Chairman, DWS Funds, PO Box 101833, Denver, CO 80250-1833. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the board of one or more DWS funds now overseen by the Board.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen
Paul K. Freeman (1950) Chairperson since 2009 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Governing Council of the Independent Directors Council (governance, education committees); formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	126
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity). Former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	126
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Lead Director, Becton Dickinson and Company[3] (medical technology company); Lead Director, Belo Corporation[3] (media company); Public Radio International; Public Radio Exchange (PRX); The PBS Foundation. Former Directorships: Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	126
Dawn-Marie Driscoll (1946) Board Member since 1987	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Trustee of 20 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 2007); Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization). Former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		126
Keith R. Fox (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds). Directorships: Progressive Holding Corporation (kitchen goods importer and distributor); Box Top Media Inc. (advertising); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies	126
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	126
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	126
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	126
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (2007-present) (charitable organization); Director, CardioNet, Inc.[2] (2009-present) (health care). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Director, Viasys Health Care[2] (January 2007-June 2007)
		126
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; Trustee of 20 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989-September 2003)	126
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Business Leadership Council, Wellesley College. Former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	126
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	129
Interested Board Member and Officer[4]
Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1,5]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen
Ingo Gefeke[7] (1967) Board Member since 2010 Executive Vice President since 2010	Managing Director[3], Deutsche Asset Management; Global Head of Distribution and Product Management, DWS Global Head of Trading and Securities Lending. Member of the Board of Directors of DWS Investment GmbH Frankfurt (since July 2009) and DWS Holding & Service GmbH Frankfurt (since January 2010); formerly, Global Chief Administrative Officer, Deutsche Asset Management (2004-2009); Global Chief Operating Officer, Global Transaction Banking, Deutsche Bank AG, New York (2001-2004); Chief Operating Officer, Global Banking Division Americas, Deutsche Bank AG, New York (1999-2001); Central Management, Global Banking Services, Deutsche Bank AG, Frankfurt (1998-1999); Relationship Management, Deutsche Bank AG, Tokyo, Japan (1997-1998)
58
Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Michael G. Clark[6] (1965) President, 2006-present	Managing Director[3], Deutsche Asset Management (2006-present); President of DWS family of funds; Director, ICI Mutual Insurance Company (since October 2007); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)

John Millette[8] (1962) Vice President and Secretary, 1999-present	Director[3], Deutsche Asset Management
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present	Managing Director[3], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson[8,11] (1962) Assistant Secretary, 1997-present Chief Legal Officer, April 2010-present	Managing Director[3], Deutsche Asset Management
Rita Rubin[9] (1970) Assistant Secretary, 2009-present	Vice President and Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007); Attorney, Shearman & Sterling LLP (2004); Director and Associate General Counsel, UBS Global Asset Management (US) Inc. (2001-2004)

Paul Antosca[8] (1957) Assistant Treasurer, 2007-present	Director[3], Deutsche Asset Management (since 2006); Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
Jack Clark[8] (1967) Assistant Treasurer, 2007-present	Director[3], Deutsche Asset Management (since 2007); formerly, Vice President, State Street Corporation (2002-2007)
Diane Kenneally[8] (1966) Assistant Treasurer, 2007-present	Director[3], Deutsche Asset Management
John Caruso[10] (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director[3], Deutsche Asset Management
Robert Kloby[9] (1962) Chief Compliance Officer, 2006-present	Managing Director[3], Deutsche Asset Management
J. Christopher Jackson[9,11] (1951) Chief Legal Officer, 2006-April 2010	Director[3], Deutsche Asset Management (2006-present); formerly, Director, Senior Vice President, General Counsel and Assistant Secretary, Hansberger Global Investors, Inc. (1996-2006); Director, National Society of Compliance Professionals (2002-2005) (2006-2009)

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
3 Executive title, not a board directorship.
4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.
5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
6 Address: 345 Park Avenue, New York, New York 10154.
7 The mailing address of Mr. Gefeke is 345 Park Avenue, New York, New York 10154. In addition, Mr. Gefeke is an interested Board Member of certain DWS funds by virtue of his positions with Deutsche Asset Management. As an interested person, Mr. Gefeke receives no compensation from the fund.
8 Address: One Beacon Street, Boston, MA 02108.
9 Address: 280 Park Avenue, New York, New York 10017.
10 Address: 60 Wall Street, New York, New York 10005.
11 Effective April 23, 2010, J. Christopher Jackson resigned as Chief Legal Officer, and Caroline Pearson was appointed as Chief Legal Officer.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other DeAM funds and services via touchtone telephone and the ability to exchange or redeem shares.
For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 www.dws-investments.com (800) 621-1148
CUSIP Number	461473852
Fund Number	KENL

Notes

ITEM 2.	CODE OF ETHICS

As of the end of the period, March 31, 2010, Central Cash Management Fund has a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

CENTRAL CASH MANAGEMENT FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“E&Y”), the Fund’s Independent Registered Public Accountant, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

Services that the Fund’s Independent Registered Public Accountant Billed to the Fund

Fiscal Year Ended March 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2010	$49,720	$0	$9,184	$0
2009*	n/a	$0	n/a	$0

The above "Tax Fees" were billed for professional services rendered for tax return preparation.

* The Fund commenced operations on October 2, 2009.

Services that the Fund’s Independent Registered Public Accountant Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended March 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2010	$0	$195,930	$0
2009	$0	$524,500	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that E&Y billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y’s independence.

Fiscal Year Ended March 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2010	$9,184	$195,930	$625,859	$830,973
2009	n/a	$524,500	$1,248,247	$1,772,747

All other engagement fees were billed for services in connection with internal control reviews, agreed upon procedures and tax compliance for DIMA and other related entities that provide support for the operations of the Fund.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2010 financial statements, the Fund entered into an engagement letter with E&Y. The terms of the engagement letter required by E&Y, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury and an exclusion of punitive damages.

***

E&Y advised the Fund’s Audit Committee that E&Y had identified three matters that it determined to be inconsistent with the SEC’s auditor independence rules.

First, E&Y advised the Fund’s Audit Committee that, in 2007 and 2008, Deutsche Bank AG (“DB”) provided standard overdraft protection on a depository account to the E&Y member firm in India (“E&Y India”). DB is within the “Investment Company Complex” (as defined by SEC rules) and therefore covered by the SEC auditor independence rules applicable to the Fund. E&Y advised the Audit Committee that E&Y India utilized this arrangement twice in 2007; therefore, the arrangement constituted a lending type arrangement in violation of Rule 2-01(c)(1)(ii)(A) of Regulation S-X as described above. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors,including that the arrangement did not create a mutual or conflicting interest between E&Y and the Fund and that the arrangement did not involve the Fund, but rather affiliates of the Fund in the Investment Company Complex. E&Y informed the Audit Committee that E&Y India has cancelled the overdraft arrangement.

Second, E&Y advised the Fund’s Audit Committee that, in 2008, an E&Y professional purchased interests in a fund sponsored by a subsidiary of Deutsche Bank AG that is not audited by E&Y. Subsequent to the purchase, the E&Y professional became a Covered Person (as defined by SEC rules) of the Fund as a result of providing non-audit services to a DB entity within the Investment Company Complex. E&Y informed the Audit Committee that this investment constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including thatthe E&Y professional did not have any financial interest in the Fund and was not involved with the provision of audit services to the Fund. E&Y informed the Audit Committee that the E&Y professional no longer provides any services to any entity within the Investment Company Complex and is no longer deemed to be a Covered Person with respect to the Fund.

Finally, E&Y advised the Fund’s Audit Committee that, in 2008, an E&Y professional whose spouse owned interests in two DWS Funds that are not audited by E&Y, became a Covered Person of the Fund as a result of providing attest services to a DB entity within the Investment Company Complex. E&Y informed the Audit Committee that this investment constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including thatthe E&Y professional did not have any financial interest in the Fund and was not involved with the provision of audit services to the Fund. E&Y informed the Audit Committee that the E&Y professional no longer provides any services to any entity within the Investment Company Complex and is no longer deemed to be a Covered Person with respect to the Fund.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Central Cash Management Fund, a series of Investors Cash Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Central Cash Management Fund, a series of Investors Cash Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 1, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 1, 2010